Fair Value of Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Summary of Fair Values and Carrying Values of Long-Term Debt
The fair values and carrying values of the Company’s long-term debt at December 31, 2023 and 2022 are as follows:

	2023	2023	2022	2022
As at December 31 (millions of dollars)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt, including current portion	14,986	14,849	13,339	12,655

Summary of Fair Value Hierarchy of Financial Assets and Liabilities
The fair value hierarchy of financial assets and liabilities at December 31, 2023 and 2022 is as follows:

As at December 31, 2023 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Long-term debt, including current portion	14,986	14,849	—	14,849	—
Derivative instruments (Note 15)
Cash flow hedges, including current portion	2	2	—	2	—
	14,988	14,851	—	14,851	—

As at December 31, 2022 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Derivative instruments (Note 9)
Cash flow hedges, including current portion	5	5	—	5	—

Liabilities:
Long-term debt, including current portion	13,339	12,655	—	12,655	—